Additional Capital Disclosures - Summary of Capital Structure (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of objectives, policies and processes for managing capital [abstract]
Total equity attributable to the equity shareholders of the Company	$ 552,419	$ 500,483	$ 494,956	$ 415,066	$ 408,189
As percentage of total capital	90.00%		85.00%
Long term debt	$ 61,800		$ 89,900
Long term debt	$ 61,800		$ 89,900
As percentage of total capital	10.00%		15.00%
Total capital (debt and equity)	$ 614,219		$ 584,856
Percentage of change in total equity attributable to the equity shareholders of the Company	19.00%
Percentage of change in long term debt	(24.00%)
Percentage of change in total debt	(24.00%)
Percentage of change in total capital (debt and equity)	10.00%